SUBSEQUENT EVENTS (Details) $ in Millions						12 Months Ended
	Apr. 06, 2023 IDR (Rp) shares	Mar. 30, 2023 IDR (Rp)	Mar. 16, 2023 IDR (Rp)	Feb. 15, 2023 IDR (Rp) item	Feb. 06, 2023 IDR (Rp)	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2020 IDR (Rp)
Disclosure of non-adjusting events after reporting period [line items]
Purchase of property, plant and equipment, classified as investing activities						Rp 35,010,000,000,000	$ 2,249	Rp 29,923,000,000,000	Rp 29,403,000,000,000
Proceeds from borrowings, classified as financing activities						Rp 35,958,000,000,000	$ 2,310	Rp 46,612,000,000,000	Rp 24,469,000,000,000
New Borrowing | Bank Mandiri
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from borrowings, classified as financing activities		Rp 1,000,000,000,000
New Borrowing | Bank of China
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from borrowings, classified as financing activities			Rp 1,000,000,000,000
TELIN
Disclosure of non-adjusting events after reporting period [line items]
Percentage of ownership interest						100.00%	100.00%	100.00%
PST
Disclosure of non-adjusting events after reporting period [line items]
Percentage of ownership interest						100.00%	100.00%	100.00%
IndiHome | Transfer Business Segment
Disclosure of non-adjusting events after reporting period [line items]
Business segment transferred value	Rp 58,250,000,000,000
Telkomsel
Disclosure of non-adjusting events after reporting period [line items]
Percentage of ownership interest						65.00%	65.00%	65.00%
Telkomsel | Transfer Business Segment
Disclosure of non-adjusting events after reporting period [line items]
Percentage of ownership interest	69.90%
Percentage of diluted ownership interest	70.40%
Payment for purchase of shares	Rp 2,713
SingTel | Telkomsel | Transfer Business Segment
Disclosure of non-adjusting events after reporting period [line items]
Percentage of ownership interest	30.10%
Percentage of diluted ownership interest	29.60%
Shares acquired | shares	1,551
Telkomsel | Repayment of Loan | Bank of China
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from borrowings, classified as financing activities					Rp 1,000,000,000,000
Telkomsel | Transfer Business Segment
Disclosure of non-adjusting events after reporting period [line items]
Shares issued	33,300
Mitratel | Repayment of Loan | Telecommunication Towers
Disclosure of non-adjusting events after reporting period [line items]
Purchase of property, plant and equipment, classified as investing activities				Rp 1,648,000,000,000
Mitratel | Major purchases of assets [member] | Telecommunication Towers
Disclosure of non-adjusting events after reporting period [line items]
Number of Telecommunication Towers Acquired | item				997